Financial Instruments - Schedule of Fair Value, Concentration of Risk (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2018 CAD ($)
Foreign currency contracts	$ 7,113	$ 7,018	$ 13,525
Weighted average exchange rate	1.33	1.33	1.28
Foreign Exchange Forward
Foreign currency contracts				$ 9,376	$ 9,376	$ 17,463